Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.29475%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,248,935.27

Principal:
Principal Collections	$20,345,579.64
Prepayments in Full	$10,166,988.08
Liquidation Proceeds	$218,614.48
Recoveries	$71,404.84
Sub Total	$30,802,587.04
Collections	$32,051,522.31

Purchase Amounts:
Purchase Amounts Related to Principal	$269,106.40
Purchase Amounts Related to Interest	$1,322.58
Sub Total	$270,428.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,321,951.29

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,321,951.29
Servicing Fee	$420,192.76	$420,192.76	$0.00	$0.00	$31,901,758.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,901,758.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,901,758.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,901,758.53
Interest - Class A-3 Notes	$274,497.42	$274,497.42	$0.00	$0.00	$31,627,261.11
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$31,307,977.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,307,977.11
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$31,199,544.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,199,544.19
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$31,122,648.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,122,648.36
Regular Principal Payment	$29,136,624.58	$29,136,624.58	$0.00	$0.00	$1,986,023.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,986,023.78
Residual Released to Depositor	$0.00	$1,986,023.78	$0.00	$0.00	$0.00
Total		$32,321,951.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,136,624.58
Total					$29,136,624.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,136,624.58	$52.28	$274,497.42	$0.49	$29,411,122.00	$52.77
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$29,136,624.58	$15.79	$779,110.17	$0.42	$29,915,734.75	$16.21

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$163,879,056.19	0.2940590	$134,742,431.61	0.2417772
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$433,539,056.19	0.2348965	$404,402,431.61	0.2191099

Pool Information
Weighted Average APR	2.737%	2.731%
Weighted Average Remaining Term	29.91	29.15
Number of Receivables Outstanding	37,837	36,639
Pool Balance	$504,231,313.48	$472,873,298.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$470,452,341.47	$441,315,716.89
Pool Factor	0.2524510	0.2367511

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$31,557,581.30
Targeted Overcollateralization Amount	$68,470,866.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,470,866.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		119	$357,726.69
(Recoveries)		115	$71,404.84
Net Loss for Current Collection Period			$286,321.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6814%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1445%
Second Prior Collection Period			0.0767%
Prior Collection Period			0.3581%
Current Collection Period			0.7033%
Four Month Average (Current and Prior Three Collection Periods)			0.3206%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,074	$14,575,368.03
(Cumulative Recoveries)			$2,414,457.75
Cumulative Net Loss for All Collection Periods			$12,160,910.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6089%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,577.66
Average Net Loss for Receivables that have experienced a Realized Loss			$2,985.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	317	$5,608,461.81
61-90 Days Delinquent	0.16%	39	$753,387.21
91-120 Days Delinquent	0.05%	14	$245,479.21
Over 120 Days Delinquent	0.17%	42	$807,287.42
Total Delinquent Receivables	1.57%	412	$7,414,615.65

Repossession Inventory:
Repossessed in the Current Collection Period		30	$536,536.22
Total Repossessed Inventory		56	$1,132,062.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2998%
Prior Collection Period			0.3039%
Current Collection Period			0.2593%
Three Month Average			0.2877%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3820%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer